SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost and Earnings in Excess of Billings	$ 6,945	$ 5,005
Billings in Excess of Cost and Earnings	$ 3,245	$ 4,435